RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RESTRICTED NET ASSETS
Percentage of after-tax profits required to be appropriated to general reserve fund	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs could discontinue allocations to the general reserve fund	50.00%
Aggregate amounts of capital and statutory reserves restricted	¥ 24,955,657	¥ 20,939,896
Amount of non-distributable general reserve fund	¥ 146,856	¥ 66,098